Operating Lease Right-of-Use Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	May 31, 2021
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Amount of operating lease right-of-use assets	$ 147,663	$ 214,319	$ 183,903
Disposal of the right-of-use asset				$ 489,178
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets	20 years
Hotel [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets	10 years